INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA

                                  SEPARATE ACCOUNT I


                  Certification Pursuant to Reg. Section 230.497(j)


          In accordance with the provisions of paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Investors Life
          Insurance Company of North America Separate Account I (the Registrant) hereby certifies that:

               (i) the form of each prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not differ from that contained in Post-Effective Amendment No. 22, which was filed on April 25, 1997 pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended;

               (ii) the text of Post-Effective Amendment No. 22 has been filed electronically, pursuant to the provisions of EDGAR.


          Pursuant to the requirements of paragraph (j) of said Rule 497, the Sponsor of the Registrant has caused this Certification to be duly signed on behalf of the Registrant in the City of Austin, and the State of Texas, on the 7th day of May, 1997.


          Investors Life Insurance Company of
          North America - Separate Account I

               By:  Investors Life Insurance Company of North America

                    By:  /s/  Theodore A. Fleron
                         Senior Vice President and General Counsel